Operating Revenue (Schedule of Operating Revenue) (Parenthetical) (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		$ 3,746	$ 2,945	$ 7,376	$ 6,269
Other revenues	[1]	224	143	452	285
NGL Midstream
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		42	33	93	63
Renewable Energy Investment Tax Credits
Public Utilities General Disclosures [Line Items]
Other revenues		21		35
Dominion Energy Gas Holdings, LLC
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		529	507	1,094	896
Other revenues		1	1	2	2
Dominion Energy Gas Holdings, LLC | NGL Midstream
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		2	3	3	6
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		1,914	$ 1,829	3,866	$ 3,577
Other revenues	[1],[2]	24		37
Virginia Electric and Power Company | Renewable Energy Investment Tax Credits
Public Utilities General Disclosures [Line Items]
Other revenues		$ 18		$ 26

[1]	Amounts above include alternative revenue of $21 million and $35 million at Dominion Energy and $18 million and $26 million at Virginia Power for the three and six months ended June 30, 2019, respectively.
[2]	See Notes 10 and 20 for amounts attributable to related parties and affiliates.